First Eagle Global Equity ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Brazil - 0.9%
Ambev SA - ADR	5,700,424	$ 18,298,361

Canada - 7.7%
Agnico Eagle Mines Ltd.	101,791	18,715,397
Barrick Mining Corp.	459,192	19,538,620
Franco-Nevada Corp.	116,026	26,877,063
Imperial Oil Ltd.	217,338	25,786,078
Nutrien Ltd.	161,778	11,089,882
Power Corp. of Canada	359,299	21,717,177
Wheaton Precious Metals Corp.	201,885	26,769,951
		150,494,168

France - 4.1%
Danone SA	224,911	15,986,745
Dassault Systemes SE	1,233,040	27,045,650
LVMH Moet Hennessy Louis Vuitton SE	59,877	33,038,019
Pernod Ricard SA	54,989	4,067,700
		80,138,114

Germany - 1.9%
Adidas AG	16,070	3,122,754
Merck KGaA	218,085	33,284,837
		36,407,591

Hong Kong - 3.0%
AIA Group Ltd.	1,363,200	14,307,086
Alibaba Group Holding Ltd.	1,110,000	17,123,990
CK Asset Holdings Ltd.	1,818,500	10,984,929
Jardine Matheson Holdings Ltd.	239,044	15,867,741
		58,283,746

Ireland - 0.9%
Medtronic PLC	224,108	16,541,412

Japan - 7.3%
FANUC Corp.	436,500	21,629,724
Hoshizaki Corp.	200,600	6,635,236
Keyence Corp.	41,200	20,723,524
Mitsubishi Electric Corp.	204,700	8,428,861
MS&AD Insurance Group Holdings, Inc.	720,100	19,383,221
Secom Co. Ltd.	421,800	16,817,443
Shimano, Inc.	93,600	9,699,984
SMC Corp.	58,800	25,515,135
Sompo Holdings, Inc.	379,000	14,178,143
		143,011,271

Mexico - 2.9%
Fomento Economico Mexicano SAB de CV - ADR	226,360	26,943,631
Grupo Mexico SAB de CV - Class B	862,466	10,660,312
Wal-Mart de Mexico SAB de CV	6,559,335	19,855,448
		57,459,391

Netherlands - 2.4%
Heineken NV	183,194	14,329,192
Magnum Ice Cream Co. NV (a)	84,527	1,370,037
Prosus NV	689,831	31,396,185
		47,095,414

South Korea - 4.4%
NAVER Corp.	44,632	6,930,251
Samsung Electronics Co. Ltd.	378,129	79,540,075
		86,470,326

Sweden - 1.0%
Investor AB (a)	462,145	19,057,706

Switzerland - 4.4%
Cie Financiere Richemont SA	139,388	30,161,595
Nestle SA	279,452	28,441,057
Schindler Holding AG	66,723	22,567,257
SGS SA	40,629	4,626,360
		85,796,269

Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	65,152	27,262,855

United Kingdom - 10.3%
British American Tobacco PLC	850,921	52,609,598
Diageo PLC	841,470	17,400,307
Haleon PLC	3,568,595	16,181,129
Lloyds Banking Group PLC	13,084,181	17,955,156
Reckitt Benckiser Group PLC	297,227	18,376,551
RELX PLC	365,516	12,059,823
Shell PLC	579,084	24,299,049
Unilever PLC	377,501	21,386,175
Willis Towers Watson PLC	87,365	21,812,420
		202,080,208

United States - 45.7% (b)
Alphabet, Inc. - Class C	158,378	59,618,231
American Express Co.	42,365	13,407,252
Automatic Data Processing, Inc.	123,838	27,472,222
Bank of New York Mellon Corp.	235,670	32,859,468
Becton Dickinson & Co.	275,518	40,534,208
Berkshire Hathaway, Inc. - Class B (a)	33,688	15,984,282
Bio-Rad Laboratories, Inc. - Class A (a)	65,660	20,517,437
Brown & Brown, Inc.	212,904	11,975,850
BXP, Inc.	197,050	11,824,971
CH Robinson Worldwide, Inc.	104,059	18,590,140
Charter Communications, Inc. - Class A (a)	89,656	12,914,947
Colgate-Palmolive Co.	196,786	17,736,322
Comcast Corp. - Class A	779,539	19,387,135
Dollar General Corp.	109,565	12,118,985
Elevance Health, Inc.	95,286	37,465,502
Equity Residential	204,895	13,410,378
Expeditors International of Washington, Inc.	129,854	20,515,633
Extra Space Storage, Inc.	75,223	10,855,431
Exxon Mobil Corp.	137,441	19,964,680

Fidelity National Financial, Inc.	214,992		10,179,871
Fiserv, Inc. (a)	180,715		10,221,240
HCA Healthcare, Inc.	75,485		28,574,092
International Flavors & Fragrances, Inc.	216,744		16,483,381
Meta Platforms, Inc. - Class A	60,813		38,464,831
Microsoft Corp.	10,272		4,624,865
Newmont Corp.	238,208		26,157,620
Noble Corp. PLC	593,476		27,584,764
Omnicom Group, Inc.	176,655		12,844,585
ONEOK, Inc.	280,245		23,523,765
Oracle Corp.	190,586		43,030,507
Philip Morris International, Inc.	146,510		25,987,944
PPG Industries, Inc.	158,189		17,872,193
Salesforce, Inc.	142,708		27,271,499
SLB Ltd.	690,083		37,644,028
Texas Instruments, Inc.	58,874		17,996,604
Universal Health Services, Inc. - Class B	113,923		16,645,290
US Bancorp	196,728		10,790,531
Walt Disney Co.	125,270		12,756,244
Waters Corp. (a)	37,152		14,250,393
Weyerhaeuser Co.	1,158,426		28,393,021
Workday, Inc. - Class A (a)	175,921		25,717,891
			894,168,233
TOTAL COMMON STOCKS (Cost $1,772,393,181)			1,922,565,065

PREFERRED STOCKS - 1.3%	Shares		Value
Brazil - 0.8%
Itausa SA, 0.00%	6,385,380		16,442,713

Germany - 0.5%
Henkel AG & Co. KGaA, 0.00%	116,495		9,060,450
TOTAL PREFERRED STOCKS (Cost $24,630,771)			25,503,163

TOTAL INVESTMENTS - 99.6% (Cost $1,797,023,952)			1,948,068,228
Other Assets in Excess of Liabilities - 0.4%		0.00369	7,222,287
TOTAL NET ASSETS - 100.0%			$ 1,955,290,515

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

First Eagle Global Equity ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,922,565,065	$ –	$ –	$ 1,922,565,065
Preferred Stocks	25,503,163	–	–	25,503,163
Total Investments	$ 1,948,068,228	$ –	$ –	$ 1,948,068,228

Refer to the Schedule of Investments for further disaggregation of investment categories.